Financial Instruments (Details 7) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	$ 0	$ 33,895
Current Assets Contracts In Respect Of Forward Transactions	171	1,493
Non Current Assets Interest Rate Swaps	63,208	89,143
Current Non Marketable Shares At Fair Value Through Profit Or Loss	53,466	42,918
Current Transactions To Peg Electricity Prices Swap Contract For Difference	(11,384)	(50,255)
Performance-based contingent consideration (“Earn Out”), see Note 7A(1)	(22,941)	(52,972)
Non Current Liabilities Interest Rate Swaps	(7,217)
Deal Contingent Hedge	(5,539)
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss		33,895
Current Assets Contracts In Respect Of Forward Transactions	0	0
Non Current Assets Interest Rate Swaps	0	0
Current Non Marketable Shares At Fair Value Through Profit Or Loss	0	0
Current Transactions To Peg Electricity Prices Swap Contract For Difference	0	0
Performance-based contingent consideration (“Earn Out”), see Note 7A(1)	0	0
Non Current Liabilities Interest Rate Swaps	0
Deal Contingent Hedge	0
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss		0
Current Assets Contracts In Respect Of Forward Transactions	171	1,493
Non Current Assets Interest Rate Swaps	63,208	89,143
Current Non Marketable Shares At Fair Value Through Profit Or Loss	0	0
Current Transactions To Peg Electricity Prices Swap Contract For Difference	(11,384)	(50,255)
Performance-based contingent consideration (“Earn Out”), see Note 7A(1)	0	0
Non Current Liabilities Interest Rate Swaps	(7,217)
Deal Contingent Hedge	(5,539)
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss		0
Current Assets Contracts In Respect Of Forward Transactions	0	0
Non Current Assets Interest Rate Swaps	0	0
Current Non Marketable Shares At Fair Value Through Profit Or Loss	53,466	42,918
Current Transactions To Peg Electricity Prices Swap Contract For Difference	0	0
Performance-based contingent consideration (“Earn Out”), see Note 7A(1)	(22,941)	$ (52,972)
Non Current Liabilities Interest Rate Swaps	0
Deal Contingent Hedge	$ 0